Inventories and pre-publication costs - Summary of inventories and pre-publication cost (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories and pre-publication costs
Pre-publication costs	£ 291	£ 302
Finished goods	20	29
Total	£ 311	£ 331